UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 16.2%
Auto Components 0.5%
Tenneco, Inc.*	14,968	445,747
Hotels Restaurants & Leisure 2.1%
Buffalo Wild Wings, Inc.* (a)	21,488	1,450,655
Red Robin Gourmet Burgers, Inc.* (a)	18,617	515,691

		1,966,346
Internet & Catalog Retail 0.8%
Shutterfly, Inc.* (a)	34,309	780,873
Media 1.2%
Cinemark Holdings, Inc.	63,475	1,173,653
Specialty Retail 8.0%
Advance Auto Parts, Inc.	21,794	1,517,516
Children's Place Retail Stores, Inc.* (a)	29,683	1,576,761
DSW, Inc. "A"	36,077	1,594,964
Guess?, Inc. (a)	34,936	1,041,791
hhgregg, Inc.* (a)	56,042	809,807
Ulta Salon, Cosmetics & Fragrance, Inc.*	16,542	1,073,907

		7,614,746
Textiles, Apparel & Luxury Goods 3.6%
Carter's, Inc.*	25,013	995,767
Deckers Outdoor Corp.*	11,687	883,186
True Religion Apparel, Inc.*	42,920	1,484,174

		3,363,127
Consumer Staples 3.2%
Beverages 0.7%
Heckmann Corp.* (a)	105,261	699,986
Food Products 2.5%
Diamond Foods, Inc. (a)	25,485	822,401
Green Mountain Coffee Roasters, Inc.* (a)	6,489	291,032
TreeHouse Foods, Inc.* (a)	18,438	1,205,476

		2,318,909
Energy 9.4%
Energy Equipment & Services 3.6%
Atwood Oceanics, Inc.* (a)	22,760	905,621
Dril-Quip, Inc.* (a)	26,059	1,715,203
Tesco Corp.*	61,749	780,507

		3,401,331
Oil, Gas & Consumable Fuels 5.8%
Americas Petrogas, Inc.*	88,870	259,958
Approach Resources, Inc.* (a)	35,855	1,054,496
Clean Energy Fuels Corp.* (a)	26,844	334,476
Energy XXI (Bermuda) Ltd.*	34,469	1,098,872
Northern Oil & Gas, Inc.* (a)	32,131	770,501
Rex Energy Corp.* (a)	67,678	998,927
Rosetta Resources, Inc.* (a)	24,179	1,051,787

		5,569,017
Financials 3.9%
Commercial Banks 1.1%
Prosperity Bancshares, Inc. (a)	25,001	1,008,790
Consumer Finance 1.2%
DFC Global Corp.* (a)	62,921	1,136,353
Diversified Financial Services 1.6%
Portfolio Recovery Associates, Inc.* (a)	22,632	1,528,113
Health Care 23.3%
Biotechnology 3.5%
Alkermes PLC* (a)	57,650	1,000,804
Halozyme Therapeutics, Inc.* (a)	120,934	1,150,083
ImmunoGen, Inc.* (a)	36,352	420,956
Onyx Pharmaceuticals, Inc.* (a)	18,098	795,407

		3,367,250
Health Care Equipment & Supplies 5.8%
Accuray, Inc.* (a)	185,755	785,744
CONMED Corp.* (a)	42,147	1,081,913
Merit Medical Systems, Inc.*	51,831	693,499
NxStage Medical, Inc.* (a)	26,482	470,850
Synovis Life Technologies, Inc.*	24,063	669,673
Thoratec Corp.* (a)	35,866	1,203,663
Zeltiq Aesthetics, Inc.* (a)	51,124	580,769

		5,486,111
Health Care Providers & Services 4.9%
Centene Corp.* (a)	47,257	1,870,905
ExamWorks Group, Inc.* (a)	111,735	1,059,248
Universal American Corp.	68,903	875,757
WellCare Health Plans, Inc.*	16,299	855,697

		4,661,607
Health Care Technology 1.8%
ePocrates, Inc.* (a)	32,707	255,115
SXC Health Solutions Corp.*	25,182	1,422,279

		1,677,394
Pharmaceuticals 7.3%
Auxilium Pharmaceuticals, Inc.* (a)	40,239	801,963
Flamel Technologies SA (ADR)*	68,627	357,547
Nektar Therapeutics* (a)	77,746	434,989
Pacira Pharmaceuticals, Inc.* (a)	114,664	991,844
Par Pharmaceutical Companies, Inc.*	32,128	1,051,549
Questcor Pharmaceuticals, Inc.* (a)	63,728	2,649,810
VIVUS, Inc.* (a)	69,927	681,788

		6,969,490
Industrials 14.8%
Aerospace & Defense 1.6%
BE Aerospace, Inc.*	38,763	1,500,516
Construction & Engineering 1.1%
MYR Group, Inc.*	55,947	1,070,825
Electrical Equipment 1.0%
General Cable Corp.* (a)	35,369	884,579
Machinery 6.3%
Altra Holdings, Inc.*	52,797	994,168
Chart Industries, Inc.* (a)	24,863	1,344,342
RBC Bearings, Inc.* (a)	32,875	1,370,887
Sauer-Danfoss, Inc.* (a)	35,684	1,292,118
WABCO Holdings, Inc.*	22,776	988,478

		5,989,993
Professional Services 1.7%
TrueBlue, Inc.*	116,051	1,610,788
Road & Rail 1.4%
Genesee & Wyoming, Inc. "A"*	22,396	1,356,750
Trading Companies & Distributors 1.7%
United Rentals, Inc.* (a)	54,544	1,611,775
Information Technology 23.7%
Communications Equipment 3.7%
Aruba Networks, Inc.*	30,209	559,471
Comverse Technology, Inc.*	87,441	599,845
Finisar Corp.* (a)	42,557	712,617
InterDigital, Inc. (a)	6,635	289,087
Polycom, Inc.*	41,121	670,272
Sycamore Networks, Inc.* (a)	35,576	636,811

		3,468,103
Electronic Equipment, Instruments & Components 2.7%
Cognex Corp. (a)	38,639	1,382,890
Coherent, Inc.* (a)	22,172	1,158,930

		2,541,820
Internet Software & Services 1.2%
MercadoLibre, Inc. (a)	5,884	468,013
NIC, Inc.	48,373	643,845

		1,111,858
IT Services 6.5%
Cardtronics, Inc.*	61,016	1,651,093
FleetCor Technologies, Inc.*	28,350	846,814
Forrester Research, Inc.* (a)	32,658	1,108,413
MAXIMUS, Inc. (a)	31,307	1,294,544
Syntel, Inc. (a)	27,701	1,295,576

		6,196,440
Semiconductors & Semiconductor Equipment 2.2%
Atmel Corp.*	63,069	510,859
Cavium, Inc.* (a)	31,095	884,031
EZchip Semiconductor Ltd.* (a)	24,312	688,759

		2,083,649
Software 7.4%
CommVault Systems, Inc.* (a)	9,967	425,790
Concur Technologies, Inc.* (a)	24,145	1,226,325
NetQin Mobile, Inc. "A" (ADR)* (a)	83,341	439,207
NICE Systems Ltd. (ADR)*	30,958	1,066,503
OPNET Technologies, Inc. (a)	11,119	407,734
QLIK Technologies, Inc.* (a)	21,796	527,463
Taleo Corp. "A"* (a)	35,903	1,389,087
TiVo, Inc.* (a)	33,699	302,280
Ultimate Software Group, Inc.* (a)	19,624	1,277,915

		7,062,304
Materials 3.5%
Chemicals 0.8%
Solutia, Inc.*	42,332	731,497
Metals & Mining 1.3%
Detour Gold Corp.*	15,879	392,007
Haynes International, Inc.	4,303	234,944
Thompson Creek Metals Co., Inc.* (a)	92,014	640,417

		1,267,368
Paper & Forest Products 1.4%
Schweitzer-Mauduit International, Inc. (a)	19,637	1,305,075

Total Common Stocks (Cost $78,261,760)		92,962,183
Securities Lending Collateral 47.7%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $45,204,630)	45,204,630	45,204,630
Cash Equivalents 2.7%
Central Cash Management Fund, 0.07% (b) (Cost $2,532,170)	2,532,170	2,532,170

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $125,998,560) †	148.4	140,698,983
Other Assets and Liabilities, Net (a)	(48.4)	(45,868,914)

Net Assets	100.0	94,830,069

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $126,077,251.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $14,621,732.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,776,964 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,155,232.

(a)
All or a portion of these securities were on loan amounting to $43,974,252. In addition, included in other assets and liabilities, net is a pending sale, amounting to $24,928, that is also on loan. The value of all securities loaned at December 31, 2011 amounted to $43,999,180, which is 46.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$92,962,183	$—	$—	$92,962,183
Short-Term Investments(d)	47,736,800	—	—	47,736,800
Total	$140,698,983	$—	$—	$140,698,983

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Growth Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012